Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling Interests
Schedule of equity

Equity	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Aguas CCU-Nestlé Chile S.A.	29,017,854	28,814,742
Cervecería Kunstmann S.A.	10,777,965	11,083,795
Compañía Pisquera de Chile S.A.	13,804,349	11,887,306
D&D SpA.	1,470,487	1,424,723
Viña San Pedro Tarapacá S.A.	43,571,656	43,663,968
Aguas de Origen S.A.	10,405,846	12,262,838
AV S.A.	8,883,738	9,274,217
Bebidas Bolivianas BBO S.A.	3,610,097	7,054,461
Bebidas del Paraguay S.A.	21,264,653	17,282,983
Distribuidora del Paraguay S.A.	1,041,031	2,950,600
Otros	683,281	1,632,492
Total	144,530,957	147,332,125

Schedule of net income attributable to non-controlling interest

Result	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Aguas CCU-Nestlé Chile S.A.	12,387,003	11,939,712	9,428,103
Cervecería Kunstmann S.A.	1,219,512	1,158,956	1,190,978
Compañía Pisquera de Chile S.A.	3,513,016	3,338,739	3,256,403
D&D SpA.	257,709	90,647	324,466
Viña San Pedro Tarapacá S.A.	2,551,309	2,914,056	2,181,421
Aguas de Origen S.A.	116,217	(1,444,250)	-
AV S.A.	(749,914)	53,082	-
Bebidas Bolivianas BBO S.A.	(4,930)	(2,956,395)	(3,462,444)
Bebidas del Paraguay S.A.	3,246,806	(604,980)	547,873
Distribuidora del Paraguay S.A.	(2,573,231)	1,101,369	(674,671)
Others	176,980	9,723	(19,414)
Total	20,140,477	15,600,659	12,772,715

Schedule of summarized financial information of non-controlling interest

Assets and Liabilities	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Assets and Liabilities
Current assets	796,162,556	813,042,655
Non-current assets	839,974,559	892,225,098
Current liabilities	486,847,357	549,971,229
Non-current liabilities	134,792,829	145,249,838

Dividends paid to noncontrolling interests	11,939,712	12,792,104

Schedule of non-controlling interest is represented by Vina San Pedro Tarapaca S.A

Assets and Liabilities	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Assets and Liabilities
Current assets	213,037,392	216,421,999
Non-current assets	239,622,023	243,013,446
Current liabilities	128,539,328	132,903,418
Non-current liabilities	30,319,082	32,108,567

Result	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Net sales	276,488,982	282,637,923	252,825,495
Net income of year	17,203,318	19,201,312	14,259,053